CHANGES IN NON-CASH WORKING CAPITAL (Tables)	2 Months Ended
Dec. 31, 2023
Changes In Non-cash Working Capital
Schedule of non cash working capital

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Accounts receivable	466,434	(465,465)	(904,711)	(412,060)
Inventory and biological assets	(344,311)	(767,636)	(94,595)	(1,359,567)
Prepaid expenses and other assets	(27,549)	(40,513)	5,267	(196,261)
Accounts payable and accrued liabilities	(1,115,128)	569,451	(124,334)	(294,846)
Interest payable	-	-	(13,750)	4,383
Unearned revenue	-	(28,024)	(95,389)	-
Deferred rent	-	-	-	(10,494)
Income taxes payable	507,332	55,024	56,401	137,131
Total	(513,222)	(677,163)	(1,171,111)	(2,131,714)